Property, Plant and Equipment: (Details 1) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Property Plant And Equipment Detailsabstract [Abstract]
Cost: Machinery and equipment	$ 11,677,534	$ 11,677,534
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	11,677,534	11,677,534
Cost: Furniture and office equipment	473,054	469,569
Accumulated Depreciation: Furniture and office equipment	(346,794)	(333,828)
Net: Furniture and office equipment	126,260	135,741
Cost: Transportation equipment	491,025	491,025
Accumulated Depreciation: Transportation equipment	(83,725)	(34,622)
Net: Transportation equipment	407,300	456,403
Cost: Leasehold improvements	51,658	51,658
Accumulated Depreciation: Leasehold improvements	(14,559)	(11,063)
Net: Leasehold improvements	37,099	40,595
Cost: Mineral property	350,000	350,000
Accumulated Depreciation: Mineral property	0	0
Net: Mineral property	350,000	350,000
Total cost property, plant and equipment	13,043,271	13,039,786
Total Accumulated Depreciation property, plant and equipment	(445,078)	(379,513)
Total net property, plant and equipment	$ 12,598,193	$ 12,660,273